Net Loss Per Share (Tables) - Barkbox Inc [Member]	12 Months Ended
Mar. 31, 2021
Summary of Basic and Diluted Loss Per Share Attributable to Common Stockholders
Basic and diluted loss per share attributable to common stockholders were calculated as follows:

	Fiscal Year Ended March 31,
	2021	2020	2019
Numerator:
Net loss attributable to common stockholders	$(31,391)	$(31,368)	$(37,082)

Net loss attributable to common stockholders—basic and diluted	$(31,391)	$(31,368)	$(37,082)

Denominator:
Weighted-average number of common shares outstanding—basic and diluted	5,295,722	5,159,893	4,905,972

Net loss per share attributable to common stockholders—basic and diluted	$(5.93)	$(6.08)	$(7.56)

Summary of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders
The Company excluded the following potential common stock, presented based on amounts outstanding at March 31, 2021, 2020 and 2019 from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect.

	As of March 31,
	2021	2020	2019
Stock options to purchase common stock	3,369,169	2,422,421	1,865,818
Redeemable convertible preferred stock (as converted to common stock)	3,333,121	3,333,121	3,333,121
Warrants to purchase common stock	233,881	233,881	233,881
Warrants to purchase Series C-1 convertible preferred stock (as converted to common stock)	523	523	523